Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful life	December 31, 2019	December 31, 2018
Office equipment and furniture	3 - 5 Years	$115,093	$73,325
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	87,275	4,855
Software	1 - 3 Years	11,898	12,093
		214,266	90,273
Less: accumulated depreciation		(82,250)	(57,845)
		$132,016	$32,428